Note 11. Lease Commitments	12 Months Ended
Dec. 31, 2012
Leases of Lessee Disclosure [Text Block]
Note 11. LEASE COMMITMENTS

The Company leases certain buildings, data processing and other equipment under operating lease agreements expiring through the year 2015. The future minimum lease payments required under operating leases are as follows:

Years ending December 31	(in $000's)
2013	$662
2014	$684
2015	$651
2016	$222
2017	$0
Thereafter	$0
$2,219

Rent expense related to operating leases was approximately $718,000, $758,000 and $796,000 during the years ended December 31, 2012, 2011 and 2010, respectively.